Financial Instruments (Details) - Schedule of classification and linkage terms of financial instruments ₪ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)
Financial Instruments (Details) - Schedule of classification and linkage terms of financial instruments [Line Items]
Cash	$ 685,362		$ 853,626
Bank deposits	346,663		501,969
Restricted deposits	910		649
Trade receivables (net)	6,342		3,422
Other receivables	7,300		5,902
Financial assets	114,984		1,365,568
Investment in securities	114,984
Investment	1,161,561
Financial liabilities at amortized cost	(37,736)		(21,111)
Total net financial assets (liabilities)	1,123,825		1,344,457
NIS [Member]
Financial Instruments (Details) - Schedule of classification and linkage terms of financial instruments [Line Items]
Cash | ₪		₪ 37,812		₪ 72,190
Bank deposits | ₪		100,289		80,457
Restricted deposits | ₪		524		569
Trade receivables (net) | ₪		46		36
Other receivables | ₪		1,817		4,240
Financial assets | ₪				157,492
Investment in securities | ₪
Investment | ₪		140,488
Financial liabilities at amortized cost | ₪		(11,545)		(10,392)
Total net financial assets (liabilities) | ₪		₪ 128,943		₪ 147,100
USD [Member]
Financial Instruments (Details) - Schedule of classification and linkage terms of financial instruments [Line Items]
Cash	639,318		753,320
Bank deposits	246,374		421,512
Restricted deposits	386		80
Trade receivables (net)	1,867		130
Other receivables	3,150		806
Financial assets			1,175,848
Investment in securities	114,984
Investment	1,006,079
Financial liabilities at amortized cost	(9,851)		(3,623)
Total net financial assets (liabilities)	996,228		1,172,225
Other [Member]
Financial Instruments (Details) - Schedule of classification and linkage terms of financial instruments [Line Items]
Cash	8,232		28,116
Bank deposits
Restricted deposits
Trade receivables (net)	4,429		3,256
Other receivables	2,333		856
Financial assets			32,228
Investment in securities
Investment	14,994
Financial liabilities at amortized cost	(16,340)		(7,096)
Total net financial assets (liabilities)	$ (1,346)		$ 25,132